Loss per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Schedule of Information on Earnings (Loss) Per Share and Number of Shares Used in Calculations of Basic Loss Per Share

The information on earnings (loss) per share and number of shares used in the calculations of basic loss per share is shown below:

	December 31, 2023		December 31, 2022		December 31, 2021
Net loss for the year	Ps.	(306,153)	Ps.	(565,110)	Ps.	(816,674)
Weighted average Class A shares (1) (2)		12,000,000		12,000,000		12,000,000
Basic and diluted loss per share		(25.51)		(47.09)		(68.06)